OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 216	$ 240
Institutions	200	183
Restricted Cash	98	90
Others	3	74
Total	$ 517	$ 587